Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 10,048	$ 9,984
Derivative liabilities held for trading	(8,313)	(8,045)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	858	81
Derivative liabilities held for trading	(694)	(744)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,519	1,918
Derivative liabilities held for trading	(1,093)	(1,478)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,406	6,569
Derivative liabilities held for trading	(5,489)	(4,871)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,258	1,306
Derivative liabilities held for trading	(1,037)	(952)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	110
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,947	4,145
Derivative liabilities held for trading	(2,942)	(3,036)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	153	48
Derivative liabilities held for trading	(502)	(166)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,159	1,619
Derivative liabilities held for trading	(1,000)	(1,405)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,210	1,889
Derivative liabilities held for trading	(1,095)	(1,070)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	425	556
Derivative liabilities held for trading	(345)	(395)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	33
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,160	1,230
Derivative liabilities held for trading	(979)	(1,026)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9	23
Derivative liabilities held for trading	(117)	(283)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	197	114
Derivative liabilities held for trading	(83)	(56)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	731	824
Derivative liabilities held for trading	(595)	(522)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	223	269
Derivative liabilities held for trading	(184)	(165)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	857	846
Derivative liabilities held for trading	(625)	(765)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3	9
Derivative liabilities held for trading	(11)	(201)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	90	76
Derivative liabilities held for trading	(9)	(14)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	596	615
Derivative liabilities held for trading	(479)	(446)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	161	146
Derivative liabilities held for trading	(126)	(104)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	697	714
Derivative liabilities held for trading	(505)	(478)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	1
Derivative liabilities held for trading	(1)	(1)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	63	53
Derivative liabilities held for trading	(1)	(2)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	525	489
Derivative liabilities held for trading	(422)	(399)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	107	94
Derivative liabilities held for trading	(81)	(76)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	77
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	561	545
Derivative liabilities held for trading	(416)	(438)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	0
Derivative liabilities held for trading	0	(23)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	45
Derivative liabilities held for trading	0	(1)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	476	433
Derivative liabilities held for trading	(348)	(363)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	76	67
Derivative liabilities held for trading	(68)	(51)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,826	2,504
Derivative liabilities held for trading	(2,846)	(2,302)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	689	0
Derivative liabilities held for trading	(63)	(70)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3	11
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,868	2,319
Derivative liabilities held for trading	(2,550)	(2,071)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	266	174
Derivative liabilities held for trading	(233)	(161)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 0	$ 0